Cover	Aug. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2024
Entity File Number	001-40905
Entity Registrant Name	Tristar Acquisition I Corp.
Entity Central Index Key	0001852736
Entity Tax Identification Number	98-1587643
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Burlington Woods Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	640-4446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false